AJL PEPS Trust



Annual Report
December 31, 1997









                                      Administrator, Custodian, Transfer Agent
Trustees                              and Paying Agent
Donald J. Puglisi, Managing           The Bank of New York
  Trustee                             Corporate Trust Administration
William R. Latham III                 101 Barclay Street
James B. O'Neill                      New York, New York 10286

AJL PEPS TRUST

TABLE OF CONTENTS
                                                                        Page
INDEPENDENT AUDITORS' REPORT                                             1

FINANCIAL STATEMENTS:

  Statements of Net Assets as of December 31, 1997                       2

  Schedule of Investments as of December 31, 1997                        3

  Statement of Operations for the Year Ended December 31, 1997           4

  Statements of Changes in Net Assets for the
    Years Ended December 31, 1997 and 1996                               5

  Notes to Financial Statements                                         6-8

  Financial Highlights                                                   9

DELOITTE &
  TOUCHE LLP
------------            -------------------------------------------------------
                        Two Prudential Plaza          Telephone: (312) 946-3000
                        180 North Stetson Avenue      Facsimile: (312) 946-2600
                        Chicago, Illinois 60601-6779



INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of
AJL PEPS Trust:

We have audited the accompanying statement of net assets of AJL PEPS Trust (the "Trust"), including the schedule of investments as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from November 9, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of AJL PEPS Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period ended December 31, 1997 and for the period from November 9, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.

/s/Deloitte & Touche LLP

February 20, 1998

---------------
Deloitte Touche
Tohmatsu
International
---------------

AJL PEPS TRUST

STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                                                                     1997
ASSETS:
  Investments, at value (amortized cost$251,218,410)
    (Notes 2, 4 and 8)                                           $168,741,447
  Cash                                                                255,610
  Deferred organizational costs,
    net of accumulated amortization of $7,991 (Note 2)                  4,009
                                                                 ------------

        Total assets                                              169,001,006

LIABILITIES - Accounts payable and accrued expenses                   253,346
                                                                 ------------
NET ASSETS                                                       $168,747,720
                                                                 ============

COMPOSITION OF NET ASSETS:
  Premium Exchangeable Participating Shares ("PEPS"),
    no par value; 15,663,002 shares issued and
    outstanding (Note 9)                                         $248,241,560
  Net unrealized depreciation of investments                      (82,476,963)
  Undistributed net investment income                               2,983,123
                                                                 ------------

NET ASSETS                                                       $168,747,720
                                                                 ============

NET ASSET VALUE PER PEPS                                         $      10.77
                                                                 ============

See notes to financial statements.

AJL PEPS TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997


                                                         Par        Maturity          Market          Amortized
     Securities Description                             Value         Date            Value             Cost
UNITED STATES GOVERNMENT SECURITIES:
  United States Treasury Strips (Principal only)     $ 5,639,000     2/15/98      $  5,600,937     $  5,601,057
  United States Treasury Strips (Principal only)       5,639,000     5/15/98         5,528,081        5,527,748
  United States Treasury Strips (Principal only)       5,639,000     8/15/98         5,449,135        5,452,136
  United States Treasury Strips (Principal only)       5,639,000    11/15/98         5,375,884        5,376,997
  United States Treasury Strips (Principal only)       5,639,000     2/15/99         5,298,292        5,301,064
                                                     -----------                  ------------     ------------

                                                     $28,195,000                    27,252,329       27,259,002
                                                     ===========

FORWARD PURCHASE CONTRACTS:
  GRIT/AJL PEPS Trust Purchase Agreement                            2/15/99         70,744,559      111,979,704
  JVA/AJL PEPS Trust Purchase Agreement                             2/15/99         70,744,559      111,979,704
                                                                                  ------------     ------------

                                                                                   141,489,118      223,959,408
                                                                                  ------------     ------------

TOTAL                                                                             $168,741,447     $251,218,410
                                                                                  ============     ============

See notes to financial statements.

AJL PEPS TRUST

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                $  1,971,763

EXPENSES:
  Administrative fees and expenses                                         8,305
  Legal fees                                                              29,910
  Accounting fees                                                         36,485
  Insurance expense                                                       47,115
  Trustees fees                                                           11,076
  Amortization of deferred organizational costs                            3,734
  Other expenses                                                          12,596
                                                                    ------------

    Total fees and expenses                                              149,221

EXPENSE REIMBURSEMENT (Note 7)                                          (145,487)
                                                                    ------------

TOTAL EXPENSES - Net                                                       3,734
                                                                    ------------

NET INVESTMENT INCOME                                                  1,968,029

NET INCREASE IN UNREALIZED DEPRECIATION
  OF INVESTMENTS                                                     (68,562,120)
                                                                    ------------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $(66,594,091)
                                                                    ============

See notes to financial statements.

AJL PEPS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND1996

                                                            1997               1996
OPERATIONS:
  Net investment income                                 $  1,968,029       $  3,314,858
  Unrealized depreciation of investments                 (68,562,120)       (28,627,444)
                                                        ------------       ------------

    Net decrease in net assets from operations           (66,594,091)       (25,312,586)

DISTRIBUTIONS:
  Net investment income                                   (1,870,119)          (726,337)
  Return of capital                                      (20,683,646)       (21,516,663)
                                                        ------------       ------------

    Net decrease in net assets from distributions        (22,553,765)       (22,243,000)
                                                        ------------       ------------

TOTAL DECREASE IN NET ASSETS
  FOR THE YEAR                                           (89,147,856)       (47,555,586)

NET ASSETS, BEGINNING OF YEAR                            257,895,576        305,451,162
                                                        -----------        ------------

NET ASSETS, END OF YEAR                                 $168,747,720       $257,895,576
                                                        ============       ============

See notes to financial statements.

AJL PEPS TRUST

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997 AND 1996

1.  ORGANIZATION

    AJL PEPS Trust ("Trust") was established on August 17, 1995 and is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In November 1995, the Trust sold Premium Exchangeable Participating Shares ("PEPS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to acquire two forward purchase contracts for American Depository Shares ("ADS") representing shares of common stock of Amway Japan Limited ("AJL"), a Japanese corporation, from two existing shareholders of AJL. Each ADS represents one-half of one share of common stock. The ADSs are deliverable pursuant to the contracts on February 15, 1999 and the Trust will thereafter terminate.

    Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

    Valuation of Investments - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from three independent broker-dealer firms unaffiliated with the Trust, who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

    Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accretion of discount. Unrealized gains and losses are accounted for on the specific identification method.

    Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Organizational Expenses - Organizational expenses of $12,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

3.  DISTRIBUTIONS

    PEPS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.44 per annum or $0.36 per quarter (except for the first distribution on February 15, 1996, which was $0.34). Distributions are payable quarterly and commenced on February 15, 1996.

4.  PURCHASES AND SALES OF INVESTMENTS

    Maturities of U.S. Treasury Strips totaled $22,556,000 and $22,243,000 for the years ended December 31, 1997 and 1996, respectively; there were no purchases or sales of U.S. Treasury Strips investments or forward purchase contracts during the year.

5.  TRUSTEES FEES

    Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being amortized over the life of the Trust. As of December 31, 1997, the Trust had amortized $23,537 of such fees.

6.  INCOME TAXES

    The Trust is not an association taxable as a corporation for federal income tax purposes; accordingly, no provision is required for such taxes.

    As of December 31, 1997, unrealized depreciation of investments, based on amortized cost for federal income tax purposes, aggregated $82,476,963, consisting of gross unrealized appreciation of $333 and gross unrealized depreciation of $82,477,296. The amortized cost of investment securities for federal income tax purposes was $251,218,410 at December 31, 1997.

7.  EXPENSES

    The estimated expenses to be incurred by the Trust in connection with the offering of the PEPS and its ongoing operations are $1,261,471. Of this amount, $667,000 represents offering expenses ($655,000) and organizational expenses ($12,000) incurred by the Trust. The offering and organizational expenses are being paid from the proceeds received from the offering of the PEPS. At December 31, 1997, the Trust had paid $413,654 relating to such expenses. The remaining amount of $594,471 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the sponsor or, if not, by the Trust.

    Cash received by the Administrator from the sponsor of $594,471 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1997, $424,621 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements, net of amounts reimbursed.

8.  FORWARD PURCHASE CONTRACTS

    On November 15, 1995, the Trust entered into two forward purchase contracts with two principal shareholders of AJL (the "Sellers") and paid to the Sellers $223,959,408 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of ADSs on February 15, 1999 (the "Exchange Date") so as to permit the holders of the PEPS to exchange on the Exchange Date each of their PEPS for between 0.8475 and 1.25 ADSs. See the Trust's original prospectus dated November 15, 1995 for the formula upon which such exchange will be determined.

    The forward purchase contracts held by the Trust at December 31, 1997 are as follows:

                             Exchange       Cost of         Contract       Unrealized
      Forward Contracts        Date        Contract           Value       Depreciation

Jay Van Andel Trust          2/15/99     $111,979,704     $ 70,744,559     $41,235,145
HDV GRIT Holdings, Inc.      2/15/99      111,979,704       70,744,559      41,235,145
                                         ------------     ------------     -----------
Total                                    $223,959,408     $141,489,118     $82,470,290
                                         ============     ===========      ===========

    The Sellers' obligations under the forward purchase contracts are collateralized by ADSs, which are being held in the custody of the Trust's custodian, The Bank of New York. At December 31, 1997, the custodian held 19,578,756 ADSs with an aggregate value of $181,103,493.

9.  CAPITAL SHARE TRANSACTIONS

    There were no redemptions or sales of PEPS in 1997 and 1996. As of December 31, 1997 and 1996, there were 15,663,002 PEPS issued and outstanding with an aggregate cost, net of sales commission, offering costs and return of capital, of $248,241,560 and $268,925,206, respectively.

                                     ******

AJL PEPS TRUST

FINANCIAL HIGHLIGHTS

The Trust's financial highlights are presented below. The per-share operating performance data are designed to allow investors to trace the operating performance, on a per-share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per-share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per-share amounts.

The total return based on market value measures the Trust's performance, assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for the period November 9, 1995 to December 31, 1995 is not annualized.

The ratio of expenses and net investment income to average net assets is expressed with and without the application of the expense reimbursement waiver. Average net assets for 1997 and 1996 are calculated using the average of the quarter-end net assets for the year. Average net assets for 1995 were calculated using the average of the net assets on the seed date (November 8, 1995) and the net assets as of December 31, 1995.


                                                                                       November 9, 1995
                                                                                        (Commencement
                                                                  Year Ended           of Operations) to
                                                                  December 31              December 31,
                                                              1997           1996             1995
Investment income                                         $     .13       $     .21       $     .02
Expenses                                                  ---------       ---------       ---------

Investment income - net                                         .13             .21             .02
Distribution from income                                       (.12)           (.05)           (.04)
Return of capital                                             (1.32)          (1.37)
Unrealized gain (loss) on investments                         (4.39)          (1.82)            .94
                                                          ---------       ---------       ---------
Net increase (decrease) in net asset value                    (5.70)          (3.03)            .92

Beginning net asset value                                     16.47           19.50           18.58
                                                          ---------       ---------       ---------

Ending net asset value                                    $   10.77       $   16.47       $   19.50
                                                          =========       =========       =========

Ending market value                                       $   11.00       $   16.38       $   19.50
                                                          =========       =========       =========
Total investment return based on market value                (26 32)%         (9.95)%          4.95%

Ratio of expenses to average net assets:
  Before waiver                                                 .06%           .05%             .10%
  After waiver                                                     %              %                %
Ratio of net investment income to average net assets:
  Before waiver                                                 .76%           1.01%            .09%
  After waiver                                                  .82%           1.06%            .19%
Net assets, end of period (in thousands)                  $ 168,748       $ 257,896       $ 305,451

                                      -9-